Equity - contributed equity	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Equity - contributed equity
Note 2
1
. Equity - contributed equity

	Consolidated
	2023	2022	2023	2022
	Shares	Shares	$	$

Ordinary shares - fully paid	228,029,114	138,755,376	97,452,246	84,480,249

Movements in ordinary share capital

Details	Date	Shares	Issue price	$

Balance	1 July 2021	132,012,209		80,290,062
Issued on conversion of options	15 December 2021	25,000	$0.6680	16,700
Conversion of Triaxial Convertible Note	5 May 2022	1,855,357	$0.2500	464,000
ATM issue of shares No. 1	24 May 2022	10,000	$0.8260	8,256
ATM issue of shares No. 2	2 June 2022	10,000	$0.8020	8,025
ATM issue of shares No. 3	6 June 2022	88,710	$0.8370	74,258
ATM issue of shares No. 4	9 June 2022	603,500	$0.8400	507,035
ATM issue of shares No. 5	14 June 2022	75,940	$0.8240	62,583
ATM issue of shares No. 6	15 June 2022	2,000	$0.8300	1,661
ATM issue of shares No. 7	20 June 2022	4,072,660	$0.8690	3,540,403
Less: share issue transaction costs		—	$0.0000	(492,735)

Balance	30 June 2022	138,755,376		84,480,249

ATM issue of shares No. 8	7 July 2022	573,370	$0.7102	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.3316	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.2723	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.2465	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.2413	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.2469	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.2211	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.2187	6,200
Shares issued to Scientific Advisory Board	14 September 2022	60,000	$0.2100	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.1789	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.1865	2,293,288
ATM issue of shares No. 18	11 January 2023	20,000	$0.1380	2,761
Professional and sophisticated investors placement – 1st tranche	16 January 2023	25,387,018	$0.1100	2,792,572
Professional and sophisticated investors placement – 2nd tranche	2 8 February 2023	15,522,075	$0.1100	1,707,428
Share Placement Plan	3 March 2023	23,691,045	$0.1100	2,606,000
Less: share issue transaction costs		—	$0.0000	(400,750)

Balance		228,029,114		97,452,246

Ordinary shares
Ordinary
shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can
provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.
Capital is regarded as total equity, as recognized in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.
The capital structure of the consolidated entity consists of cash and cash equivalents and equity attributable to equity holders. The overall strategy of the consolidated entity is to continue its drug development programs, which depends on raising sufficient funds, through a variety of sources including issuing of additional share capital, as may be required from time to time.
The capital risk management policy remains unchanged from the prior year.